Cover	Aug. 14, 2019
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2019
Entity File Number	001-12658
Entity Registrant Name	ALBEMARLE CORPORATION
Entity Central Index Key	0000915913
Entity Tax Identification Number	54-1692118
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	4250 Congress Street, Ste. 900
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28209
City Area Code	980
Local Phone Number	299-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ALB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	4350 Congress Street, Suite 700
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28209